Stock-Based Compensation (Assumptions Used in Calculating the Fair Value of the Options) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Stock-Based Compensation [Abstract]
Weighted-average fair value of options granted	$ 7.35	$ 6.27
Average dividend yield	2.23%	2.31%
Expected volatility	40.00%	40.00%
Risk-free interest rate	2.06%	1.58%
Expected term (in years)	7 years	7 years